Pledged Assets	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Pledged Assets
32.	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building construction, building lease agreements and energy purchase agreements. As of December 31, 2020 and June 30, 2021, the aforementioned other financial assets amounted to NT$135.4 million and NT$264.6 million, respectively.